LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2)	12 Months Ended														12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Sep. 20, 2012 EUR (€)	Sep. 17, 2012 EUR (€)	May 14, 2012 EUR (€)	Apr. 11, 2012 EUR (€)	Mar. 20, 2012 EUR (€)	Mar. 15, 2012 EUR (€)	Mar. 09, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Jun. 21, 2010 EUR (€)	Sep. 30, 2009 EUR (€)	Nov. 26, 2008 EUR (€)	Dec. 31, 2012 Revolver Plc I [Member] EUR (€)		Dec. 31, 2012 Titlos Plc [Member] EUR (€)		Dec. 31, 2012 Spiti Plc I [Member] EUR (€)		Dec. 31, 2012 Spiti Plc Ii [Member] EUR (€)		Dec. 31, 2012 Revolver Plc Ii [Member] EUR (€)		Dec. 31, 2012 Autokinito Plc I [Member] EUR (€)		Dec. 31, 2012 Autokinito Plc Ii [Member] EUR (€)		Dec. 31, 2012 Agorazo Plc I [Member] EUR (€)		Dec. 31, 2012 Agorazo Plc Ii [Member] EUR (€)		Dec. 31, 2012 Program I Third Series [Member] EUR (€)		Dec. 31, 2012 Program Ii First Series [Member] EUR (€)		Dec. 31, 2012 Program Ii Second Series [Member] EUR (€)		Dec. 31, 2012 Program Ii Third Series [Member] EUR (€)		Dec. 31, 2012 Program Ii Fourth Series [Member] EUR (€)		Dec. 31, 2012 Program Ii Fifth Series [Member] EUR (€)		Dec. 31, 2012 Program Ii Sixth Series [Member] EUR (€)		Dec. 31, 2011 First Series I [Member] EUR (€)	Dec. 31, 2011 Second Series I [Member] EUR (€)	Dec. 31, 2011 Fifth Series I [Member] EUR (€)	Dec. 31, 2011 Second Series Ii [Member] EUR (€)	Dec. 31, 2011 First Series Ii [Member] EUR (€)	Dec. 31, 2011 Fifth Series Ii [Member] EUR (€)	Dec. 31, 2011 First Series Iii [Member] EUR (€)		Dec. 31, 2011 Second Series Iii [Member] EUR (€)		Dec. 31, 2012 Portfolio Segment Commercial [Member] EUR (€)	Dec. 31, 2011 Portfolio Segment Commercial [Member] EUR (€)	Dec. 31, 2012 Portfolio Segment Consumer [Member] EUR (€)	Dec. 31, 2011 Portfolio Segment Consumer [Member] EUR (€)
Loans
Specific allowance	€ 0	€ 0
Coefficient allowance	0	0
Homogeneous allowance	24,361,922,000	25,361,469,000
Foreign	13,372,318,000	10,770,915,000
Total loans	37,734,240,000	36,132,384,000
Allowance for loan loses
Specific allowance	0	0
Coefficient allowance	0	0
Homogeneous allowance	2,900,486,000	1,954,616,000
Foreign	821,904,000	606,107,000
Total loans	3,722,390,000	2,560,723,000
Loans
Specific allowance	7,921,548,000	9,033,028,000
Coefficient allowance	12,649,910,000	14,155,120,000
Homogeneous allowance	3,384,874,000	3,635,866,000
Foreign	12,694,974,000	13,029,590,000
Total loans	36,651,306,000	39,853,604,000
Allowance for loan loses
Specific allowance	1,972,627,000	2,811,450,000
Coefficient allowance	235,435,000	198,160,000
Homogeneous allowance	688,771,000	469,602,000
Foreign	698,621,000	510,700,000
Total loans	3,595,454,000	3,989,912,000
Loans
Total loans specific allowance	7,921,548,000	9,033,028,000
Total loans coefficient allowance	12,649,910,000	14,155,120,000
Total loans homogeneous allowance	27,746,796,000	28,997,335,000
Total loans foreign	26,067,292,000	23,800,505,000
Total	74,385,546,000	75,985,988,000
Allowance for loan loses
Total specific allowance	1,972,627,000	2,811,450,000
Total coefficient allowance	235,435,000	198,160,000
Total homogeneous allowance	3,589,257,000	2,424,218,000
Total foreign	1,520,525,000	1,116,807,000
Total Allowance For Loan Losses	7,317,844,000	6,550,635,000
Greek
Allowance for loan losses at year end	5,797,319,000	5,433,828,000																																																							2,896,833,000	3,478,907,000	2,900,486,000	1,954,921,000
of which:
for impaired loans	5,681,579,000	5,288,044,000																																																							2,872,000,000	3,441,635,000	2,809,579,000	1,846,409,000
for non-impaired loans	115,740,000	145,784,000																																																							24,833,000	37,272,000	90,907,000	108,512,000
Impaired loans	19,536,768,000	16,551,465,000																																																							10,669,519,000	11,162,753,000	8,867,249,000	5,388,712,000
Non-impaired loans	28,781,486,000	35,634,018,000																																																							13,286,813,000	15,661,261,000	15,494,673,000	19,972,757,000
Foreign
Allowance for loan losses at year end	1,520,525,000	1,116,807,000																																																							698,621,000	510,700,000	821,904,000	606,107,000
of which:
for impaired loans	1,475,656,000	1,077,811,000																																																							684,231,000	500,836,000	791,425,000	576,975,000
for non-impaired loans	44,869,000	38,996,000																																																							14,390,000	9,864,000	30,479,000	29,132,000
Impaired loans	3,786,554,000	3,390,526,000																																																							2,419,182,000	2,297,582,000	1,367,372,000	1,092,944,000
Non-impaired loans	22,280,738,000	20,409,979,000																																																							10,275,792,000	10,732,008,000	12,004,946,000	9,677,971,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	20,653,392,000	11,835,132,000	6,595,708,000
Interest income recognized on a cash basis	172,253,000	107,586,000	86,742,000
Collateral Dependent Loans [Abstract]
Collateral dependent loans	1,094,656,000	1,216,833,000
Covered Bonds [Abstract]
Mortgages	15,734,870,000	16,550,590,000
of whch eligible collateral	12,014,600,000	14,211,435,000
Covered Bonds Of Program I [Line Items]
Issue Date																																															November 28, 2008	November 28, 2008	May 11, 2010	November 28, 2008	November 28, 2008	May 11, 2010	November 28, 2008		November 28, 2008
Cancellation Date																																															May 6, 2011	May 6, 2011	May 6, 2011	June 2, 2011	June 20, 2011	June 20, 2011	August 3, 2011		August 3, 2011
Original Nomimal Amount in EUR																																															1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000		1,000,000,000
Cancelled amount in million EUR																																															650,000,000	800,000,000	350,000,000	150,000,000	300,000,000	650,000,000	50,000,000	[1]	50,000,000	[1]
Covered Bonds Parentheticals [Abstract]
Issuance of covered bonds Program I														10,000,000,000
Issuance of covered bonds Program II												15,000,000,000
Repurchase and cancellation of covered bonds	653,800,000										31,300,000
Repurchase and cancellation of covered bonds Program I													50,000,000
Cancellation of covered bonds						160,000,000	70,000,000			170,000,000
Impaired Financing Receivable Policy [Line Items]
Average recorded investment in impaired loans	20,653,392,000	11,835,132,000	6,595,708,000
Interest income recognized on a cash basis	172,253,000	107,586,000	86,742,000
Loans At Fair Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	180,611,000	277,247,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	166,520,000	266,258,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	2,738,000	(25,757,000)
Loans for lease financing	1,435,598,000	1,634,225,000
Securitized Loans And Covered Bonds [Abstract]
Consumer loans (Revolver 2008-1 Plc-December 2008)	920,367,000	1,035,809,000
Credit cards (Revolver 2008-1 Plc-December 2008)	1,054,542,000	1,065,395,000
Receivables from Public sector (Titlos Plc-February 2009)	4,625,397,000	4,760,210,000
Mortgages (Spiti Plc-September 2011)	1,564,519,000	1,677,571,000
Auto loans (Autokinito Plc-September 2011)	283,308,000	430,644,000
Consumer loans (Agorazo Plc-September 2011)	1,414,327,000	1,494,713,000
Total	9,862,460,000	10,464,342,000
Securitized Loans [Line Items]
Issuance date																																	Oct. 07, 2009	[2]	Jun. 24, 2010	[3]	Jun. 24, 2010	[3]	Jun. 24, 2010	[3]	Nov. 25, 2010	[3]	May 06, 2011	[3]
Interest rate															Paid monthly at a fixed rate of 2.6% per annum	[4]	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum		Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps		Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps		Paid monthly at a fixed rate of 2.9% per annum	[4]	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps		Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps		Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps		Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
Interest payment period																																	Paid annually at a fixed coupon rate of 3.875%	[2]	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps	[3]	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps	[3]	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps	[3]	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps	[3]	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps	[3]	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps	[3]
Nominal amount															900,000,000	[4],[5]	5,100,000,000	[6]	1,500,000,000	[5],[7]	249,500,000	[5]	268,900,000	[4],[5]	400,000,000	[5],[7]	96,500,000	[5]	1,250,000,000	[5],[8]	412,800,000	[5]	846,200,000	[2],[9]	1,500,000,000	[3]	1,500,000,000	[3]	1,500,000,000	[3]	1,100,000,000	[10],[3]	1,500,000,000	[3]	1,300,000,000	[3]
Issue Date															December 12, 2008	[4]	February 26, 2009		September 20, 2011		September 20, 2011		December 12, 2008	[4]	September 23, 2011		September 23, 2011		September 23, 2011		September 23, 2011														May 6, 2011	[3]
Maturity Date															September 2020	[4]	September 2039		September 2058		September 2058		September 2020	[4]	September 2023		September 2023		September 2033		September 2033		October 2016	[2]	June 2015 (with an additional ten-year extension option)	[3]	June 2017 (with an additional ten-year extension option)	[3]	June 2019 (with an additional ten-year extension option)	[3]	November 2018 (with an additional ten-year extension option)	[3]	September 2013 (with an additional ten-year extension option)	[3]	September 2014 (with an additional ten-year extension option)	[3]
Description															Secured Floating Rate Notes- Class A	[4]	Floating Rate Asset Backed Notes		Asset Backed Floating Rate Notes- Class A		Asset Backed Floating Rate Notes- Class B		Secured Floating Rate Notes- Class B	[4]	Asset Backed Floating Rate Notes- Class A		Asset Backed Floating Rate Notes- Class B		Asset Backed Floating Rate Notes- Class A		Asset Backed Floating Rate Notes- Class B
Type Of Collateral															Consumer loans and credit card accounts	[4]	Receivables from Public sector		Residential mortgages		Residential mortgages		Consumer loans and credit card accounts	[4]	Auto loans		Auto loans		Consumer loans		Consumer loans		Residential mortgage loans	[2]	Residential mortgage loans	[3]	Residential mortgage loans	[3]	Residential mortgage loans	[3]	Residential mortgage loans	[3]	Residential mortgage loans	[3]	Residential mortgage loans	[3]
Securitized Loans Parentheticals [Abstract]
Balance of subordinated loans	198,800,000	199,800,000
Cancellation of class A notes of Revolver 2008 Plc					100,000,000
Cancellation of class A notes of Spiti Plc				27,600,000				106,900,000
Cancellation of class A notes of Autokinito Plc				74,800,000				79,400,000
Oustanding balance of Titlos Plc	4,762,200,000
Oustanding balance of Spiti Plc	1,365,500,000
Cancellation of class A notes of Agorazo Plc					200,000				58,100,000
Oustanding balance of Agorazo Plc	1,191,700,000
Oustanding Balance of Autokinito Plc	€ 245,800,000

[1]	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).
[2]	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated Caa2 by Moody’s and B- by Fitch.
[3]	EUR 15.0 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated Caa2 by Moody’s and CCC+ by Fitch.
[4]	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2011 and 2012, the balances of the subordinated loans were EUR 199.8 million and EUR 198.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.On September 17, 2012, Revolver 2008 -1 Plc, proceeded with the partial cancellation of class A notes of EUR 100.0 million. The class A notes have been rated CCC by Fitch and CCC by Standard and Poors.
[5]	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
[6]	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors. The outstanding balance of Titlos Plc as at December 31, 2012 is EUR 4,762.2 million and has been rated C by Moody’s.
[7]	On March 20, 2012, Spiti Plc and Autokinito Plc preceded with the partial redemption of class A notes of EUR 106.9 million and of EUR 79.4 million, respectively. Furthermore, on September 20, 2012, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 27.6 million and of EUR 74.8 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2012 are EUR 1,365.5 million and EUR 245.8 million respectively.
[8]	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 58.1 million on March 15, 2012 and EUR 0.2 million on September 17, 2012. The outstanding amount of Agorazo Plc as at December 31, 2012 amounts to EUR 1,191.7 million.
[9]	This issue is presented within ''Long-term debt''(see Note 24) since all bonds were sold to domestic and foreign investors. On August 1, 2012, the Bank proceeded with cancellation of the repurchase of covered bonds of EUR 653.8 million.
[10]	On March 9, April 11 and May 14, 2012, the Bank proceeded with the cancellation of covered bonds of EUR 170.0 million, EUR 70.0 million and EUR 160.0 million respectively.